The Phoenix Edge Series Fund

Supplement to the Prospectus dated May 1, 2007

This Supplement to the Prospectus dated May 1, 2007 includes information about a change in a subadvisor and portfolio manager for various series of The Phoenix Edge Series Fund (the “Fund”). You should read this supplement and retain it with your prospectus.

1.	The Board of Trustees of the Fund has approved a change in subadvisor for the series of the Fund referred to as the “Phoenix S&P Series”. Effective March 3, 2008, Ibbotson Associates, Inc. is the subadvisor to these series. As a result, the prospectus is revised as described below. These changes do not affect the investment advisory fees or investment objectives of the series listed below.

❖	All references in the Prospectus to Standard & Poor’s Investment Advisory Services (“SPIAS”) as subadvisor to these series are hereby deleted.

❖	Each affected series is renamed as shown below and the series are referred to collectively as the “Phoenix Dynamic Asset Allocation Series”.

Former Series Name	New Series Name
Phoenix-S&P Dynamic Asset Allocation: Aggressive Growth	Phoenix Dynamic Asset Allocation: Aggressive Growth
Phoenix-S&P Dynamic Asset Allocation: Growth	Phoenix Dynamic Asset Allocation: Growth
Phoenix-S&P Dynamic Asset Allocation: Moderate Growth	Phoenix Dynamic Asset Allocation: Moderate Growth
Phoenix-S&P Dynamic Asset Allocation: Moderate	Phoenix Dynamic Asset Allocation: Moderate

❖	Prospectus page 50

The subsection entitled “Standard and Poor’s Investment Advisory Services, LLC is hereby deleted and replaced with the following:

Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”) is the limited services subadvisor to the Phoenix Dynamic Asset Allocation Series. Ibbotson’s principal place of business is located at 225 N. Michigan Ave., Suite 700, Chicago, Illinois, 60601-7676. As of December, 31, 2007, Ibbotson and its affiliates had approximately $40.9 billion in assets under advisement. A discussion of the Board of Trustees’ basis for approving the limited services subadvisory contract for the Phoenix Dynamic Asset Allocation Series will be included in the Fund’s semi-annual report for the period ending June 30, 2008.

❖	Prospectus page 52

The subsection of the “Portfolio Management” section entitled “Phoenix S & P Series – PVA” is hereby deleted and replaced with the following:

Phoenix Dynamic Asset Allocation Series – PVA

❖	Christopher M. Wilkos, CFA has served as portfolio manager for the series since its inception. Mr. Wilkos is senior vice president (since 2001), Corporate Portfolio Management for The Phoenix Companies, Inc, responsible for managing the general account investment portfolios of the company. He oversees asset allocation, asset-liability management, derivatives management, and performance reporting. Mr. Wilkos joined the company in 1997 as director of Corporate Portfolio Management and was named vice president in 1998.

The limited services subadvisor (“subadvisor”) has the primary responsibility for providing investment recommendations to the advisor. The following individuals share primary responsibility for the advice provided by the subadvisor to the advisor. The subadvisor employs a team-based approach to the management of the series. The portfolio managers listed below are collectively responsible for the day-to-day management of each series. No one person is principally responsible for making recommendations for the series’ investments.

❖	Peng Chen, Ph.D, CFA is Ibbotson’s President and Chief Investment Officer (since 2005). Mr. Chen joined Ibbotson in 1997. Mr. Chen has expertise in asset allocation, portfolio risk measurement, nontraditional assets, and global financial markets and has published many articles and papers in several journals including Financial Analyst Journal, Journal of Portfolio Management and Journal of Financial Planning.

❖

Scott Wentsel, CFA, CFP® , is a Vice President and Senior Portfolio Manager (since 2005). Mr. Wentsel joined Ibbotson in 2005. Prior to joining Ibboson, Mr. Wentsel was an Executive Director at Morgan Stanley where he worked primarily on the Van Kampen Investments asset management business and prior to that engagement he spent thirteen years with Scudder Kemper Investments.

TF1005	Dated: March 4, 2008 Please keep this supplement for future reference.

❖	John Thompson, Jr., is a Portfolio Manager for Ibbotson. Mr. Thompson joined Ibbotson in 2000. Mr. Thompson manages asset allocation portfolios for banks, mutual fund, insurance and money management companies.

❖	Prospectus page 64

The following information is added to the end of the section entitled “Litigation Matters”.

Morningstar Associates, LLC, an indirect affiliate of Ibbotson, received subpoenas from Securities and Exchange Commission, New York Attorney General’s Office, and the Department of Labor.

In February 2005, Morningstar Associates, LLC, a wholly owned subsidiary of Morningstar, Inc., received a request from the SEC for the voluntary production of documents relating to the investment consulting services the company offers to retirement plan providers, including fund lineup recommendations for retirement plan sponsors. In July 2005, the SEC issued a subpoena to Morningstar Associates that was virtually identical to its February 2005 request.

Subsequently, the SEC focused on disclosure relating to an optional service offered to retirement plan sponsors (employers) that select 401(k) plan services from ING, one of Morningstar Associates’ clients. In response to the SEC investigation, ING and Morningstar Associates revised certain documents for plan sponsors to further clarify the roles of ING and Morningstar Associates in providing that service. The revisions also help reinforce that Morningstar Associates makes its selections only from funds available within ING’s various retirement products.

On January 24, 2007, the SEC notified Morningstar Associates that it ended its investigation, with no enforcement action, fines, or penalties.

In December 2004, Morningstar Associates received a subpoena from the New York Attorney General’s office seeking information and documents related to an investigation the New York Attorney General’s office is conducting. The request is similar in scope to the SEC subpoena described above. Morningstar Associates has provided the requested information and documents.

In January 2007, Morningstar Associates received a Notice of Proposed Litigation from the New York Attorney General’s office. The Notice centers on the same issues that became the focus of the SEC investigation described above. The Notice gave Morningstar Associates the opportunity to explain why the New York Attorney General’s office should not institute proceedings. Morningstar Associates promptly submitted its explanation, and continues to cooperate fully with the New York Attorney General’s office.

Morningstar Associates cannot predict the scope, timing, or outcome of this matter, which may include the institution of administrative, civil, injunctive, or criminal proceedings, the imposition of fines and penalties, and other remedies and sanctions, any of which could lead to an adverse impact on our stock price, the inability to attract or retain key employees, and the loss of customers. Morningstar Associates also cannot predict what impact, if any, this matter may have on our business, operating results, or financial condition.

In May 2005, Morningstar Associates received a subpoena from the United States Department of Labor, seeking information and documents related to an investigation the Department of Labor is conducting. The Department of Labor subpoena is substantially similar in scope to the SEC and New York Attorney General Subpoenas.

In January 2007, the Department of Labor issued a request for additional documents pursuant to the May 2005 subpoena, including documents and information regarding Morningstar Associates’ retirement advice products for plan participants. Morningstar Associates continues to cooperate fully with the Department of Labor.

Morningstar Associates cannot predict the scope, timing, or outcome of this matter, which may include the institution of administrative, civil, injunctive, or criminal proceedings, the imposition of fines and penalties, and other remedies and sanctions, any of which could lead to an adverse impact on our stock price, the inability to attract or retain key employees, and the loss of customers. Morningstar Associates also cannot predict what impact, if any, these matters may have on our business, operating results, or financial condition.

TF1005	Dated: March 4, 2008 Please keep this supplement for future reference.

2.	Portfolio managers on the Phoenix-Van Kampen Equity 500 Index Series have changed. Accordingly, the following change is made to the prospectus.

❖	Prospectus page 53

The subsection entitled “Phoenix Van Kampen Equity 500 Index Series – PVA” is hereby deleted and replaced with the following section.

Phoenix Van Kampen Equity 500 Index Series – PVA

The series is managed within the Systematic Strategies team. The team consists of portfolio managers and analysts. Members of the team collaborate to manage the assets of the series and are responsible for the overall management of the series. Current members of the team jointly and primarily responsible for the day-to-day management of the series’ portfolio are Hooman Yaghoobi and Teimur Abasov.

❖	Hooman Yaghoobi, an Executive Director of the subadvisor, has been associated with the subadvisor since July 1995 and began managing the series in October 2007.

❖	Teimur Abasov, a Vice President of the subadvisor, has been associated with the subadvisor in an investment management capacity since March 2005 and began managing the series in October 2007. Prior to March 2005, Mr. Abasov was a professor at the University of California, Irvine.

TF1005	Dated: March 4, 2008 Please keep this supplement for future reference.

The Phoenix Edge Series Fund

Supplement to the Statement of Additional Information (“SAI”) dated May 1, 2007

1.	The Board of Trustees of the Phoenix Edge Series Fund has approved a change of subadvisor for certain series of the Fund referred to in the SAI as the “Phoenix S&P Series”. Effective March 3, 2008, Ibbotson Associates, Inc. is the subadvisor to these series. As a result, the following changes are made to the SAI.

❖	Each affected series is renamed as shown below and the series are referred to collectively as the “Phoenix Dynamic Asset Allocation Series”.

Former Series Name	New Series Name
Phoenix-S&P Dynamic Asset Allocation: Aggressive Growth	Phoenix Dynamic Asset Allocation: Aggressive Growth
Phoenix-S&P Dynamic Asset Allocation: Growth	Phoenix Dynamic Asset Allocation: Growth
Phoenix-S&P Dynamic Asset Allocation: Moderate Growth	Phoenix Dynamic Asset Allocation: Moderate Growth
Phoenix-S&P Dynamic Asset Allocation: Moderate	Phoenix Dynamic Asset Allocation: Moderate

❖	All references to Standard & Poor’s Investment Advisory Services (“SPIAS”) as subadvisor to the Phoenix Dynamic Asset Allocation Series are hereby deleted.

❖	The following information is added to the end of the section, “The Investment Advisors, Subadvisors and Portfolio Managers”:

Ibbotson Associates, Inc.

Pursuant to an agreement between PVA and Ibbotson Associates Inc (“Ibbotson”), Ibbotson is the limited services subadvisor to each of the Phoenix Dynamic Asset Allocation Series. The limited services subadvisor does not have any trading, clearing or custody operations responsibility. For the services provided, PVA pays a monthly fee to Ibbotson which is equal, on an annual basis, to $125,000 and 0.06% of the amount over $125,000 of the combined average daily net assets of each of the Phoenix Dynamic Asset Allocation Series.

Ibbotson’s principal place of business is located at 225 N. Michigan Ave., Suite 700, Chicago, Illinois, 60601-7676. As of December, 31, 2007, Ibbotson and its affiliates had approximately $40.9 billion in assets under advisement.

Compensation of Portfolio Managers of the Limited Services Subadvisor

The following describes the structures and method of calculating the portfolio managers’ compensation as of December 31, 2007. Ibbotson’s investment management employees are compensated on salary plus yearly bonus that is purely discretionary. Competitive salaries, promotions, raises and bonuses are incentives used to obtain and maintain key personnel.

Portfolio managers and consultants are not compensated based on performance of the fund. Bonuses are not based on performance of any fund but are discretionary and based on established management goals.

Other Accounts Managed by the Portfolio Managers

The following table provides information as of December 31, 2007 regarding any other accounts managed by the portfolio managers and portfolio management team members for the series. As noted in the table, the portfolio managers managing the series may also manage or be members of management teams for other mutual funds or other similar accounts. None of the portfolio managers involved in this account are responsible for managing any accounts with performance based fees at this time.

	Phoenix Dynamic Asset Allocation Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management (as of December 31, 2007)
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Peng Chen	23	0	58
	$2.9 billion	0	$24.7 billion
Scott Wentsel	23	0	58
	$2.9 billion	0	$24.7 billion
John Thompson, Jr.	0	0	32
		0	$5.9 billion

TF1006	Dated: March 4, 2008 Please keep this supplement for future reference.

Description of any Potential Material Conflicts of Interest

Ibbotson receives compensation directly from the entities to which it provides consulting services. To avoid conflicts of interest, Ibbotson does not receive any financial incentives, such as 12b-1 fees from mutual fund companies, or engage in revenue sharing with broker/dealers or other financial intermediaries. Ibbotson has also established specific policies and procedures to help ensure that our research remains independent and objective. All Ibbotson employees are required to adhere to Ibbotson’s Code of Ethics, which includes conflict of interest and self-dealing monitoring procedures, and the firm’s Securities Trading Policy.

Ownership of Securities

None of the portfolio managers beneficially own any shares in the Fund.

2.	Effective December 31, 2007, John A. Fabian retired from the Fund’s Board of Trustees. The remaining Trustees elected Hassell H. McClellan to the Fund’s Board of Trustees and to serve as Chairperson of the Fund’s Investment Performance Committee beginning on January 1, 2008. Accordingly, the following changes are made to the SAI:

❖	All references to John A. Fabian as a Trustee and Member of the Fund’s Board of Trustees, or any committee of the Board of Trustees are hereby deleted.

❖	The following information is added to the section “Management of the Fund” on page 24 of the SAI

Name, Address, and Age	Position with the Trust and Length of Service	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 years and Other Directorships held by Trustee

Hassell H. McClellan 43 Valentine Road Milton, MA 02186 45	Trustee; Chairperson of Investment Performance Committee Served since 2008	18	Associate Professor, Wallace E. Carroll School of Management, Boston College (1984-present). Independent Trustee, John Hancock Trust and John Hancock Funds II; Director, DentaQuest Ventures, Dental Service of Massachusetts/Delta Dental, and Smith Whiley and Co., Board of Overseers, Tufts University School of Dental Medicine.

❖	Mr. McClellan’s name is added to the list of members of the Audit Committee, Governance and Nominating Committee, and Investment Performance Committee

3.	Portfolio managers on the Phoenix-Van Kampen Equity 500 Index Series have changed. Accordingly, the following change is made to the SAI:

❖	The table related to the Phoenix-Van Kampen Equity 500 Index Series contained in the section “Other Accounts Managed by the Portfolio Managers” on page 41 is deleted and replaced with the table below.

	Phoenix-Van Kampen Equity 500 Index Series
Portfolio Manager	Number of Other Accounts Managed/ Assets Under Management (as of December 31, 2007)
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Teimur Abasov	6	0	0
	$4,064,230,371	$0	$0
Hooman Yaghoobi	11	0	1
	$5,639,472,446	$0	$77,124,401

TF1006	Dated: March 4, 2008 Please keep this supplement for future reference.